General	6 Months Ended
Jun. 30, 2018
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Therapix Biosciences Ltd. (“Therapix”), a pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, Therapix and its subsidiaries (the “Company”) were mainly engaged in developing several innovative immunotherapy products and it owns patents in the immunotherapy field.

In August 2015, the Company revised its business strategy according to which it will focus on developing a portfolio of approved drugs based on cannabinoid molecules. The Company’s main focus will be on developing an entourage technology based cannabinoid drug for the Central Nervous System (“CNS”) indications, including, but not limited, to Tourette syndrome (“TS”), Pain, Obstructive Sleep Apnea (“OSA”) and a cannabinoid based drug for Mild Cognitive Impairment using the low dose technology.

The Company was a Dual-listed company, which had its shares traded in the Tel-Aviv Stock Exchange (“TASE”) since December 26, 2005, and in the NASDAQ stock market (“NASDAQ”) since March 27, 2017. The Company completed an Initial Public Offering (“IPO”) in the United States on March 27, 2017, and raised approximately $13.7 million. Since the IPO the Company has had American Depository Shares (“ADSs”) registered with the US Securities and Exchange Commission (“SEC”) and has been listed on the NASDAQ. On August 7, 2018, the Company delisted its shares from the TASE.

Therapix has three fully owned subsidiaries, NasVax Inc. (an American company), Brain Bright Ltd. (an Israeli company) and Evero Health Ltd. (previously Weex Biosciences Ltd.) (an Israeli company) (the “Subsidiaries”). The subsidiaries are private and inactive companies, whose financial statements are consolidated with those of the Company. Therapix also owns approximately 27% of Lara Pharm Ltd.’s (“Lara”) share capital, however, the Company does not have significant influence on Lara since it has no representation in Lara’s board of directors. Therapix wrote-off the entire investment in Lara in 2015.

The headquarters of Therapix are located in the Tel Aviv district (Givataaim), Israel.

All information in the financial statements regarding the ADSs is a presumption that all of the Company’s shares have been converted into ADS [Each ADS will represent forty (40) ordinary shares] (See Note 6).

The interim consolidated financial statements of the Company for the period ended on June 30, 2018, were approved for issue on November 27, 2018 (“the Approval Date”).

b.	Functional currency and presentation currency:

The financial statements are presented in US Dollars since the Company believes that preparing the financial statements in US Dollars provides more relevant information to the investors.

The functional currency of the Company is NIS, which is the currency that best reflects the economic environment in which the Company operates and conducts its transactions.

c.	The Company incurred a net loss of approximately $3.2 million and had negative cash flows from operating activities of approximately $3.5 million for the six months ended June 30, 2018. As of June 30, 2018, the Company had an accumulated deficit of approximately $41.7 million as a result of recurring operating losses. As the Company presently has no activities that generate revenues, the Company’s continued operation is dependent on its ability to raise funding from external sources. This dependency will continue until the Company will be able to finance its operations by selling its products or commercializing its technology. In addition, the Company’s management believes that the balance of cash held by the Company as of the Approval Date of the interim consolidated financial statements for the period ended June 30, 2018, will not be sufficient to finance its operating activities in the foreseeable future. These factors raise substantial doubt about the Company’s ability to continue as a “going concern”.

d.	These financial statements should be read in conjunction with the Company’s annual financial statements as of December 31, 2017, and for the year then ended and accompanying notes, that was published on April 30, 2018 (the “Annual Consolidated Financial Statements”).